SUPPLEMENTAL CASH FLOW INFORMATION - Other Items Impacting Operating Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Share-based payments	$ 2,157	$ 2,219
Export duty adjustment in cost of sales	0	(4,303)
Change in estimate of close down and restoration provision	1,580	141
Write down of fixed assets	2,771	1,719
Other	375	3,834
Other non-cash items	$ 6,883	$ 3,610